Putnam
New
Opportunities
Fund

ANNUAL REPORT
June 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "There are more large caps now, but the fund has always held a few blue chips . . . nor does the large-cap portion conflict with the fund's strategy. Management looks for the most robust sectors of the economy, then selects stocks that meet growth criteria, such as high projected earnings growth or after-tax cash flows . . . Although it has grown, the fund is little changed in its stylistic consistency and capable management."

                          --  Morningstar analysis, May 23, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

20 Financial statements

35 Results of February 6, 1997 shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Investor acceptance of Putnam New Opportunities Fund has been enthusiastic since the fund's 1991 introduction. It has been so intense, in fact, that it has generated an unrestrained inflow of assets -- to the point at which Putnam Management concluded this spring that further growth would hamper the fund's ability to achieve its goal of pursuing long-term capital appreciation potential in fast-growing industries.

As a consequence, Putnam Management has decided to restrict the assets flowing into the fund, as explained in a letter to shareholders in June. Shareholders wishing to purchase new shares of the fund or exchange assets from another Putnam fund now may do so only by setting up a systematic investment or systematic exchange program. Of course, shareholders may continue to reinvest distributions and to take advantage of Putnam's reinstatement privilege for assets they withdraw from the fund and wish to reinvest.

If you have questions or would like more information about the new provisions, please contact your financial advisor or call Putnam toll free at 1-800-225-1581.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 20, 1997



Report from the Fund Managers
Daniel L. Miller, lead manager
Carol C. McMullen

For most of Putnam New Opportunities Fund's 1997 fiscal year, it appeared the only constant was change. As market turbulence tested the mettle of the fund's management team, Putnam Management began implementing administrative transitions intended to expand the fund's strategy and, shortly thereafter, to enhance the effectiveness of that strategy. Now, as fiscal 1998 begins, it appears that these changes are proving beneficial and that a more favorable climate is ahead for those who -- as we wrote in our last report -- "stood firm against a hostile wind."

For example, your fund's midyear performance decline reflected a period when small- and mid-capitalization companies -- always the portfolio's mainstay -- lost ground as the market embarked on a love affair with highly liquid large-cap stocks. It was shortly before the year's midpoint that Carol McMullen joined the management team. She began focusing a portion of the fund's resources on large-cap stocks while maintaining the fund's characteristic approach of targeting both growth-oriented sectors of the economy and the strongest companies within those sectors. As her efforts began to bear fruit, the fund's small- and mid-cap holdings staged a recovery.
Result: the fund benefited substantially from the opportunity to take advantage of growth opportunities without regard for market capitalization. Complete performance information begins on page 8.

* FUND DRAWS ON ECONOMIC THEMES TO IDENTIFY AND LINK GROWTH-ORIENTED INDUSTRY SECTORS

As your fund has grown in size, we are able not only to take greater advantage of the potential of large-cap stocks but to expand our original industry-sector approach into a unique blend of bottom-up stock picking with larger-scale trend analysis and forecasting. For example, the aging of the baby-boom population in the United States is clearly creating opportunities in all facets of the health-care industry as well as in peripheral areas such as pharmaceuticals, vitamins, and other nutritional products. Less obvious is the fact that older boomers are focusing on their fast-approaching retirements and feeling the need to save more. These are favorable trends for both personal financial planning companies and large-format retailers -- especially those that sell products for the home -- which would otherwise have very little in common.

In this example, we have our theme and target industries. But the actual portfolio holdings will not be determined until we complete hours of fundamental research and analysis. We want to identify and purchase the stocks of companies with the best available combination of growth potential, quality management, healthy finances, reasonable valuation, and strong market or leadership positioning. Examples of portfolio stocks we consider poised to benefit from the aging of the boomer population are Dura Pharmaceuticals, which specializes in drugs for various respiratory problems; HealthSouth Corporation, which merges a surgical-care center with an accompanying rehabilitation center; and the drugstore chain CVS. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Computer software                    10.3%

Pharmaceuticals and biotechnology     8.4%

Retail                                5.7%

Business services                     5.4%

Electronics and electrical equipment  4.6%

Footnote reads:
*Based on net assets as of 6/30/97. Holdings will vary over time.

* "YEAR 2000" DILEMMA CREATES WEALTH OF OPPORTUNITies

Another trend influencing our portfolio selections is considerably narrower in scope but offers literally a once-in-a-millennium opportunity. Companies around the world are struggling to prevent the loss of essential data, applications, and even hardware within systems that are not equipped to digest dates after December 31, 1999. Each company faces a unique set of challenges that must be addressed from a business as well as a technological viewpoint. However, in most cases the response is to reprogram existing systems, to replace outdated software and hardware, or to customize a solution that combines both approaches.

Compuware, headquartered in Farmington Hills, Michigan, is a relatively new holding that appears well positioned to benefit from this situation. Its Production 2000 focus combines a battery of productivity products already in use by three of every four Fortune 1000 companies with an extensive professional services organization. The blend enables Compuware to deliver technology, conversion talent, and techniques adapted to each specific client.

Other portfolio holdings with strong potential to benefit from the Year 2000 dilemma include EMC, which produces large-scale storage systems essential to the testing and implementation of new -- or revamped -- software and valuable data, and Peoplesoft, whose efficient, affordable human resources information system is prompting many companies to replace rather than rework their current software.

* ENTERTAINMENT FOCUS REFLECTS MULTIPLE THEMES

Many of the fund's large-capitalization holdings interested us because they have the potential to benefit from several trends at once. As the aging boomer population shifts its priorities, we believe industries such as broadcasting and other areas of entertainment that can add to boomers' enjoyment of life should be well rewarded for their efforts. Companies such as Time Warner and Westinghouse, which encompasses CBS and the recently acquired Infinity Broadcasting, are good examples. Both possess extensive distribution systems that are often more profitable overseas than within the United States. This reflects another trend, the globalization of American industry, which has translated into substantial gains for those companies that can participate successfully.

TOP 10 HOLDINGS

HEALTHSOUTH Corp.
Health care services

WorldCom, Inc.
Telephone services

Clear Channel Communications, Inc.
Broadcasting

HFS, Inc.
Lodging

MBNA Corp.
Financial services

General Electric Co.
Electronics and electrical equipment

Tellabs, Inc.
Telecommunications

EMC Corp.
Computer equipment

America Online, Inc.
Computer Services

Elan Corp. PLC ADR
Pharmaceuticals and biotechnology

Footnote reads:
These holdings represent 14.8% of the fund's net assets as of 6/30//97. Portfolio holdings will vary over time.

With the U.S. economy slowing to a more moderate pace and with no clear-cut signs of inflation, it seems likely that the months ahead will bring an environment of moderate economic growth. This combination, in turn, could continue to create a favorable investment climate for aggressive growth stocks. We continue to position your fund to take advantage of the full range of growth stock opportunities in the United States.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/97, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.

TOTAL RETURN FOR PERIODS ENDED 6/30/97
                         Class A        Class B          Class M
(inception date)        (8/31/90)       (3/1/93)        (12/1/94)
                      NAV      POP    NAV     CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                4.26%  -1.73%   3.50%  -1.50%   3.75%   0.12%
------------------------------------------------------------------------------
5 years             223.02  204.54  211.45  209.45  215.05  204.07
Annual average       26.43   24.95   25.51   25.35   25.80   24.91
------------------------------------------------------------------------------
Life of fund        466.99  434.44  437.88  437.88  446.31  427.07
Annual average       28.92   27.81   27.93   27.93   28.22   27.55
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/97
                                                          Consumer
                               S&P 500   Russell 2000    Price Index
------------------------------------------------------------------------------
1 year                          34.68%       16.33%         2.30%
------------------------------------------------------------------------------
5 years                        146.38       127.59         14.34
Annual average                  19.77        17.88          2.72
------------------------------------------------------------------------------
Life of fund                   231.05       218.73         21.81
Annual average                  19.15        18.49          2.93
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.
One-, five-, and ten-year (when applicable) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charges
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC OMITTED worm chart GROWTH OF A 10,000 INVESTMENT]
Cumulative total return of $10,000 investment since 8/31/90.

         Fund's Class A   Russell 2000   Consumer Price
         shares at POP        Index       Price Index

8/31/90       9425           10000           10000
12/31/90     10441            9577           10167
12/31/91     17492           13986           10479
12/31/92     21971           16561           10763
12/31/93     29154           19688           11079
12/31/94     30119           19329           11375
12/31/95     44058           24828           11664
12/31/96     48841           28923           12052
6/30/97      53444           31873           12181

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $53,788 and no contingent deferred sales charges would apply; and a $10,000 investment in the fund's class M shares would have been valued at $54,631 ($52,707 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 6/30/97
                               Class A      Class B     Class M
------------------------------------------------------------------------------
Distributions (number)            1            1           1
------------------------------------------------------------------------------
Income                              --         --         --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      $0.3190     $0.3190    $0.3190
------------------------------------------------------------------------------
Short-term                          --         --         --
------------------------------------------------------------------------------
  Total                        $0.3190     $0.3190     $0.3190
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
6/30/96                    $42.99  $45.61  $41.96  $42.66  $44.21
------------------------------------------------------------------------------
6/30/97                     44.47   47.18   43.08   43.91   45.50
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. This index is widely regarded in the industry as the premiere measure of the small capitalization stock.*

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.*

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Report of independent accountants
For the fiscal year ended June 30, 1997

To the Trustees and Shareholders of
Putnam New Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Putnam New Opportunities Fund, including the portfolio of investments owned, as of June 30, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam New Opportunities Fund as of June 30, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P.
Boston, Massachusetts
August 14, 1997

Portfolio of investments owned
June 30, 1997


COMMON STOCKS (95.5%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (1.0%)
------------------------------------------------------------------------------------------------------------
      1,250,000  Lamar Advertising Co. +                                                     $    31,875,000
      2,199,100  Outdoor Systems, Inc. +                                                          84,115,575
        750,000  Universal Outdoor Holdings, Inc. +                                               26,156,250
                                                                                             ---------------
                                                                                                 142,146,825

Aerospace and Defense (0.8%)
------------------------------------------------------------------------------------------------------------
      2,064,600  Boeing Co.                                                                      109,552,838

Banks (0.9%)
------------------------------------------------------------------------------------------------------------
      1,648,500  Barnett Banks, Inc.                                                              86,546,250
        834,500  Washington Mutual, Inc.                                                          49,861,375
                                                                                             ---------------
                                                                                                 136,407,625

Broadcasting (4.2%)
------------------------------------------------------------------------------------------------------------
        900,000  Chancellor Broadcasting Corp. Class A +[SECTION MARK]                            36,000,000
      3,610,100  Clear Channel Communications, Inc. +                                            222,021,150
      1,090,000  Emmis Broadcasting Corp. Class A +[SECTION MARK]                                 47,551,250
      1,090,010  Evergreen Media Corp. Class A +                                                  48,641,696
      1,242,900  Jacor Communications, Inc. +                                                     47,540,925
        900,000  LIN Television Corp. +                                                           39,712,500
        600,000  SFX Broadcasting, Inc. Class A +[SECTION MARK]                                   25,312,500
        921,800  Sinclair Broadcast Group, Inc. Class A +                                         28,460,575
        900,000  Univision Communications, Inc. Class A +                                         35,212,500
      1,425,000  Westwood One, Inc. +                                                             45,956,250
        677,800  Young Broadcasting Corp. Class A +[SECTION MARK]                                 22,028,500
                                                                                             ---------------
                                                                                                 598,437,846

Building Products (0.2%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Barnett, Inc. +[SECTION MARK]                                                    24,500,000

Business Services (5.4%)
------------------------------------------------------------------------------------------------------------
      1,700,000  Affiliated Computer Services, Inc. Class A +[SECTION MARK]                       47,600,000
      3,515,000  Airgas, Inc. +[SECTION MARK]                                                     69,640,938
      1,675,000  Corestaff, Inc. +[SECTION MARK]                                                  45,225,000
      5,115,000  Corporate Express, Inc. +                                                        73,847,813
        985,000  Interim Services, Inc. +[SECTION MARK]                                           43,832,500
        691,350  Labor Ready, Inc. +[SECTION MARK]                                                 6,999,919
      4,350,000  Officemax, Inc. +                                                                62,803,125
      2,587,500  Paychex, Inc.                                                                    98,325,000
        985,900  Precision Response Corp. +                                                       16,267,350
     29,000,000  Rentokil Group PLC (United Kingdom)                                             101,844,636
      2,200,000  Robert Half International, Inc. +                                               103,537,500
        622,200  Select Appointments Holdings PLC ADR (United Kingdom) +                           9,644,100
      1,014,500  Snyder Communications, Inc. +                                                    27,328,094
      1,600,000  TeleTech Holdings, Inc. +                                                        42,000,000
        550,000  The Registry, Inc. +                                                             25,300,000
                                                                                             ---------------
                                                                                                 774,195,975

Chemicals (0.7%)
------------------------------------------------------------------------------------------------------------
      1,739,700  Praxair, Inc.                                                                    97,423,200

Computer Equipment (2.0%)
------------------------------------------------------------------------------------------------------------
      4,878,500  EMC Corp. +                                                                     190,261,500
      1,749,000  Hewlett-Packard Co.                                                              97,944,000
                                                                                             ---------------
                                                                                                 288,205,500

Computer Services (3.6%)
------------------------------------------------------------------------------------------------------------
      3,350,000  America Online, Inc. +                                                          186,343,750
      1,750,000  Cambridge Technology Partners, Inc. +[SECTION MARK]                              56,000,000
      1,082,400  CBT Group PLC ADR (Ireland) +[SECTION MARK]                                      68,326,500
      2,250,000  Computer Horizons Corp. +[SECTION MARK]                                          77,062,500
        700,000  National TechTeam, Inc. +                                                        14,962,500
        250,000  Renaissance Solutions, Inc. +                                                     9,250,000
      2,335,000  Sterling Commerce, Inc. +                                                        76,763,125
      1,054,350  Sykes Enterprises, Inc. +                                                        27,413,100
        266,100  Whittman-Hart, Inc. +                                                             7,484,063
                                                                                             ---------------
                                                                                                 523,605,538

Computer Software (10.3%)
------------------------------------------------------------------------------------------------------------
      1,315,000  Baan Co., N.V. (Netherlands) +                                                   90,570,625
        575,000  BMC Software, Inc. +                                                             31,840,625
      2,635,000  Cadence Design Systems, Inc. +                                                   88,272,500
        359,500  Citrix Systems, Inc. +                                                           15,773,063
      2,592,000  Computer Associates Intl., Inc.                                                 144,342,000
      1,165,000  Compuware Corp. +                                                                55,628,750
        375,000  Documentum, Inc. +                                                                9,328,125
      1,725,000  Electronic Arts, Inc. +                                                          58,003,125
      1,000,000  Electronics for Imaging, Inc. +                                                  47,250,000
        685,000  HNC Software, Inc. +                                                             26,115,625
      1,391,400  Inso Corp. +[SECTION MARK]                                                       28,610,663
         70,500  Legato Systems, Inc. +[SECTION MARK]                                              1,304,250
      2,050,000  McAfee Associates, Inc. +                                                       129,406,250
      1,168,400  Microsoft Corp. +                                                               147,656,550
      3,807,200  Parametric Technology Corp. +                                                   162,043,950
      2,634,400  PeopleSoft, Inc. +                                                              138,964,600
         73,500  Project Software & Development, Inc. +[SECTION MARK]                              1,065,750
        600,000  Remedy Corp. +                                                                   24,000,000
        380,800  Sapient Corp. +                                                                  18,849,600
        800,000  Saville Systems Ireland PLC ADR (Ireland) +                                      41,600,000
      1,772,000  Security Dynamics Technologies, Inc. +[SECTION MARK]                             65,342,500
      2,199,700  Synopsys, Inc.[SECTION MARK]                                                     80,838,975
      1,400,000  Vantive Corp. +[SECTION MARK]                                                    39,550,000
        475,000  Viasoft, Inc. +                                                                  24,106,250
         95,500  Wind River Systems                                                                3,652,875
                                                                                             ---------------
                                                                                               1,474,116,651

Conglomerates (0.5%)
------------------------------------------------------------------------------------------------------------
        978,100  Tyco International Ltd.                                                          68,039,081

Consumer Products (1.5%)
------------------------------------------------------------------------------------------------------------
      1,040,800  Gillette Co.                                                                     98,615,800
        829,500  Procter & Gamble Co.                                                            117,166,875
                                                                                             ---------------
                                                                                                 215,782,675

Cosmetics (0.4%)
------------------------------------------------------------------------------------------------------------
      1,239,400  Estee Lauder Cos. Class A                                                        62,279,850

Education (0.7%)
------------------------------------------------------------------------------------------------------------
        990,100  Apollo Group, Inc. Class A +                                                     34,901,025
        940,000  Learning Tree International, Inc. +[SECTION M                                    41,712,500
        729,111  Sylvan Learning Systems, Inc. +                                                  24,789,774
                                                                                             ---------------
                                                                                                 101,403,299

Electric Utilities (0.6%)
------------------------------------------------------------------------------------------------------------
      2,155,000  Calenergy, Inc. +                                                                81,890,000

Electronics and Electrical Equipment (4.6%)
------------------------------------------------------------------------------------------------------------
        745,600  ADT Ltd. +                                                                       24,604,800
      1,182,100  Applied Materials, Inc. +                                                        83,707,456
      1,020,000  Cognex Corp. +                                                                   27,030,000
      3,321,700  General Electric Co.                                                            217,156,138
        975,450  Microchip Technology, Inc. +                                                     29,019,638
      1,623,900  Motorola, Inc.                                                                  123,416,400
      6,880,100  Westinghouse Electric Corp.                                                     159,102,313
                                                                                             ---------------
                                                                                                 664,036,745

Energy-Related (0.3%)
------------------------------------------------------------------------------------------------------------
      1,500,000  Thermo Electron Corp. +                                                          51,562,500

Entertainment (1.3%)
------------------------------------------------------------------------------------------------------------
      1,215,100  Disney (Walt) Productions, Inc.                                                  97,511,775
      1,920,000  Time Warner, Inc.                                                                92,640,000
                                                                                             ---------------
                                                                                                 190,151,775

Environmental Control (1.3%)
------------------------------------------------------------------------------------------------------------
      1,300,000  Philip Services Corp. (Canada) +                                                 20,637,500
      1,083,988  Republic Industries, Inc. +                                                      26,964,202
      1,481,700  U.S. Filter Corp. +                                                              40,376,325
      2,430,000  USA Waste Services, Inc. +                                                       93,858,750
                                                                                             ---------------
                                                                                                 181,836,777

Finance (1.2%)
------------------------------------------------------------------------------------------------------------
      1,507,500  American Express Co.                                                            112,308,750
      1,225,000  TCF Financial Corp.                                                              60,484,375
                                                                                             ---------------
                                                                                                 172,793,125

Financial Services (2.8%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Finova Group, Inc.                                                               76,500,000
        824,000  First USA Paymentech, Inc. +                                                     23,844,500
      1,251,610  FIRSTPLUS Financial Group, Inc. +                                                42,554,740
      5,976,500  MBNA Corp.                                                                      218,889,313
      1,200,000  PMT Svcs., Inc. +                                                                18,300,000
        510,000  Sirrom Capital Corp.                                                             17,595,000
                                                                                             ---------------
                                                                                                 397,683,553

Food and Beverages (1.6%)
------------------------------------------------------------------------------------------------------------
      1,415,400  Campbell Soup Co.                                                                70,770,000
      1,204,100  Coca-Cola Co.                                                                    81,276,750
      3,257,400  Coca-Cola Enterprises, Inc.                                                      74,920,200
                                                                                             ---------------
                                                                                                 226,966,950

Funeral/Cemetery Services (1.8%)
------------------------------------------------------------------------------------------------------------
        560,000  Loewen Group, Inc.                                                               19,460,000
      3,025,000  Service Corp. International                                                      99,446,875
      3,418,300  Stewart Enterprises, Inc. Class A [SECTION MARK]                                143,568,600
                                                                                             ---------------
                                                                                                 262,475,475

Health Care Information Systems (1.2%)
------------------------------------------------------------------------------------------------------------
      1,225,000  ABR Information Services, Inc. +[SECTION MARK]                                   35,525,000
      2,000,000  HBO & Co.                                                                       137,750,000
                                                                                             ---------------
                                                                                                 173,275,000

Health Care Services (4.3%)
------------------------------------------------------------------------------------------------------------
      1,783,500  Cardinal Health, Inc.                                                           102,105,375
        892,600  Carematrix Corp. +[SECTION MARK]                                                 22,036,063
        810,000  Emcare Holdings, Inc. +[SECTION MARK]                                            29,666,250
      9,737,200  HEALTHSOUTH Corp. +                                                             242,821,425
          2,400  Henry Schein, Inc. +                                                                 75,300
      4,000,000  MedPartners, Inc. +                                                              86,500,000
      1,410,000  Renal Treatment Centers, Inc. [SECTION MARK]                                     37,893,750
        850,000  Rotech Medical Corp. +                                                           17,053,125
      1,100,000  Sunrise Assisted Living, Inc. +[SECTION MARK]                                    38,500,000
        885,000  Total Renal Care Holdings, Inc. +                                                35,565,938
                                                                                             ---------------
                                                                                                 612,217,226
Hospital Management (1.1%)
------------------------------------------------------------------------------------------------------------
      5,522,000  Health Management Assoc., Inc. +[SECTION MARK]                                  157,377,000

Household Products (0.3%)
------------------------------------------------------------------------------------------------------------
        363,500  Clorox Co.                                                                       47,982,000

Insurance (2.8%)
------------------------------------------------------------------------------------------------------------

        846,800  Aetna, Inc.                                                                      86,691,150
        505,900  CIGNA Corp.                                                                      89,797,250
      1,725,700  Conseco, Inc.                                                                    63,850,900
        643,250  CRA Managed Care, Inc. +[SECTION MARK]                                           33,569,609
      1,800,000  HCC Insurance Holdings, Inc. [SECTION MARK]                                      48,037,500
      1,340,133  Travelers Group, Inc.                                                            84,512,137
                                                                                             ---------------
                                                                                                 406,458,546

Leisure (0.2%)
------------------------------------------------------------------------------------------------------------
        900,000  Signature Resorts, Inc. +                                                        31,106,250

Lodging (4.1%)
------------------------------------------------------------------------------------------------------------
      2,000,400  Doubletree Corp. +[SECTION MARK]                                                 82,266,450
      4,965,966  Extended Stay America, Inc. +[SECTION MARK]                                      78,213,965
      3,800,000  HFS, Inc. +                                                                     220,400,000
      1,570,500  Marriott International, Inc.                                                     96,389,438
      2,150,000  Prime Hospitality Corp. +[SECTION MARK]                                          42,462,500
      1,763,400  Promus Hotel Corp. +                                                             68,331,750
                                                                                             ---------------
                                                                                                 588,064,103

Medical Supplies and Devices (1.6%)
------------------------------------------------------------------------------------------------------------
      1,330,000  Boston Scientific Corp. +                                                        81,711,875
        696,800  Neuromedical Systems, Inc. +                                                      3,854,175
      2,620,000  Omnicare, Inc.                                                                   82,202,500
      2,200,000  Physician Sales & Service, Inc. +[SECTION MARK]                                  41,800,000
        300,200  Sybron International Corp. +                                                     11,970,475
        554,100  Thermo Cardiosystems, Inc. +                                                     14,406,600
                                                                                             ---------------
                                                                                                 235,945,625

Medical Management Services (1.2%)
------------------------------------------------------------------------------------------------------------
        450,000  NCS HealthCare, Inc. Class A +                                                   13,668,750
      1,400,000  OccuSystems, Inc. +[SECTION MARK]                                                40,600,000
      1,038,600  Pediatrix Medical Group, Inc. +[SECTION MARK]                                    47,580,863
      1,939,100  Phycor, Inc. +                                                                   66,777,756
                                                                                             ---------------
                                                                                                 168,627,369

Networking Equipment (0.8%)
------------------------------------------------------------------------------------------------------------
      1,456,800  Cisco Systems, Inc. +                                                            97,787,700
        504,200  Newbridge Networks Corp. (Canada)                                                21,932,700
                                                                                             ---------------
                                                                                                 119,720,400

Nursing Homes (1.1%)
------------------------------------------------------------------------------------------------------------
      2,195,000  Genesis Health Ventures, Inc. +[SECTION MARK]                                    74,081,250
      2,400,000  Health Care & Retirement Corp. +[SECTION MARK]                                    80,100,00
                                                                                             ---------------
                                                                                                 154,181,250

Office Equipment and Products (0.5%)
------------------------------------------------------------------------------------------------------------
      1,500,000  BT Office Products International, Inc. +                                         11,250,000
      3,325,000  Viking Office Products, Inc. +                                                   63,175,000
                                                                                             ---------------
                                                                                                  74,425,000

Oil and Gas (0.7%)
------------------------------------------------------------------------------------------------------------
        758,400  Schlumberger Ltd.                                                                94,800,000

Pharmaceuticals and Biotechnology (8.4%)
------------------------------------------------------------------------------------------------------------
      1,777,600  Abbott Laboratories                                                             118,654,800
      2,015,300  Bristol-Myers Squibb Co.                                                        163,239,300
      1,750,000  Dura Pharmaceuticals, Inc. +                                                     69,781,250
      4,100,000  Elan Corp. PLC ADR +                                                            185,525,000
      1,725,000  Gilead Sciences, Inc. +[SECTION MARK]                                            47,653,125
      1,565,000  Jones Medical Industries, Inc. [SECTION MARK]                                    74,337,500
        962,400  Lilly (Eli) & Co.                                                               105,202,350
        146,600  Martek Biosciences Corp. +                                                        1,722,550
      1,600,000  Merck & Co., Inc.                                                               165,600,000
        700,000  Parexel International Corp. +                                                    22,225,000
        510,000  Quintiles Transnational Corp. +                                                  35,508,750
      1,047,100  Smithkline Beecham PLC ADR (United Kingdom)                                      95,940,538
        911,500  Warner-Lambert Co.                                                              113,253,875
                                                                                             ---------------
                                                                                               1,198,644,038

Publishing (0.7%)
------------------------------------------------------------------------------------------------------------
        969,400  Gannett Co., Inc.                                                                95,728,250

Restaurants (1.4%)
------------------------------------------------------------------------------------------------------------
      1,803,300  Applebee's International, Inc. [SECTION MARK]                                    48,238,275
      2,159,432  J.D. Wetherspoon PLC (United Kingdom)                                            48,970,410
      1,650,000  Landry's Seafood Restaurants, Inc. +[SECTION MARK]                               37,950,000
      1,796,800  Papa Johns International, Inc. +[SECTION MARK]                                   66,032,400
        192,200  Rainforest Cafe, Inc. +[SECTION MARK]                                             4,877,075
                                                                                             ---------------
                                                                                                 206,068,160

Retail (5.7%)
------------------------------------------------------------------------------------------------------------
      3,850,000  Bed Bath & Beyond, Inc. +[SECTION MARK]                                         116,943,750
      1,541,900  CompUSA, Inc. +                                                                  33,150,850
      3,612,299  CVS Corp.                                                                       185,130,324
      2,236,900  Dayton Hudson Corp.                                                             118,975,119
      3,300,000  Dixons Group PLC (United Kingdom)                                                25,650,068
        425,000  Dollar Tree Stores, Inc. +                                                       21,409,375
      1,878,900  Federated Department Stores, Inc. +                                              65,291,775
        584,300  Global DirectMail Corp. +                                                        15,228,319
      1,262,700  Lowe's Cos., Inc.                                                                46,877,738
        585,700  Rexall Sundown, Inc. +                                                           22,842,300
      3,000,000  Staples, Inc. +                                                                  69,750,000
      2,925,000  Wolverine World Wide, Inc. [SECTION MARK]                                        88,846,875
                                                                                             ---------------
                                                                                                 810,096,493

Semiconductors (3.8%)
------------------------------------------------------------------------------------------------------------
        725,000  Altera Corp. +                                                                   36,612,500
      1,130,000  Analog Devices, Inc. +                                                           30,015,625
      1,094,800  Credence Systems Corp. +[SECTION MARK]                                           32,775,575
        668,800  Intel Corp.                                                                      94,844,200
        965,900  KLA Instruments Corp. +                                                          47,087,625
        575,000  Lattice Semiconductor Corp. +                                                    32,487,500
      1,785,000  Linear Technology Corp.                                                          92,373,750
      2,060,000  Maxim Integrated Products, Inc. +                                               117,162,500
      1,134,800  Xilinx, Inc. +                                                                   55,676,125
                                                                                             ---------------
                                                                                                 539,035,400

Specialty Consumer Products (0.2%)
------------------------------------------------------------------------------------------------------------
        557,000  Central Garden and Pet Co. +                                                     13,925,000
        640,000  West Marine, Inc. +                                                              16,480,000
                                                                                             ---------------
                                                                                                  30,405,000

Telecommunications (3.4%)
------------------------------------------------------------------------------------------------------------
        103,300  Advanced Fibre Communications +                                                   6,236,738
      1,485,000  Aspect Telecommunications Corp. +                                                33,041,250
      1,063,400  Brooks Fiber Properties, Inc. +                                                  35,889,750
      1,090,900  Northern Telecom Ltd. (Canada)                                                   99,271,900
      2,106,000  Pairgain Technologies, Inc. +[SECTION MARK]                                      32,643,000
      2,110,000  Panamsat Corp. +[SECTION MARK]                                                   61,190,000
        559,400  Qwest Communications International, Inc. +                                       15,243,650
      3,537,800  Tellabs, Inc.                                                                   197,674,575
                                                                                             ---------------
                                                                                                 481,190,863

Telephone Services (3.6%)
------------------------------------------------------------------------------------------------------------
      1,000,000  Intermedia Communications, Inc. +[SECTION MARK]                                  32,375,000
        733,800  ICG Communications, Inc. +                                                       14,125,650
        739,700  IXC Communications, Inc. +                                                       19,417,125
      1,500,000  McLeod, Inc. Class A +                                                           50,625,000
      1,966,200  Sprint Corp.                                                                    103,471,275
      4,300,000  Tel-Save Holdings, Inc. +[SECTION MARK]                                          65,575,000
      7,333,300  WorldCom, Inc. +                                                                234,665,600
                                                                                             ---------------
                                                                                                 520,254,650

Wireless Communications (0.7%)
------------------------------------------------------------------------------------------------------------
      1,400,000  Clearnet Communications, Inc. Class A (Canada) +[SECTION MARK]                   16,975,000
      4,400,000  NEXTEL Communications, Inc. Class A +                                            83,325,000
                                                                                             ---------------
                                                                                                 100,300,000
                                                                                             ---------------
                 Total Common Stocks (cost $10,544,877,066)                                  $13,691,396,426

SHORT-TERM INVESTMENTS (4.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $50,000,000  Asset Securitized Cooperative Corp. for an effective
                   yield of 5.56%, July 30, 1997                                              $   49,776,056
     25,000,000  Corporate Asset Funding Corp. for an effective yield
                   of 5.60%, July 2, 1997                                                         24,996,110
     30,000,000  Falcon Asset Securitization Corp. for an effective yield
                   of 5.56%, August 20, 1997                                                      29,768,333
     25,000,000  Federal Home Loan Mortgage Corp. for an effective
                   yield of 5.54%, August 15, 1997                                                24,826,875
     50,000,000  Federal Home Loan Mortgage Corp. for an effective
                   yield of 5.45%, August 4, 1997                                                 49,742,639
     50,000,000  Federal National Mortgage Association for an effective
                   yield of 5.44%, September 15, 1997                                             49,425,776
     50,000,000  Federal National Mortgage Association for an effective
                   yield of 5.41%, July 24, 1997                                                  49,827,180
     50,000,000  Ford Motor Credit Corp. for an effective yield of 5.54%,
                   August 25, 1997                                                                49,576,804
     50,000,000  General Electric Capital Corp. for an effective yield
                   of 5.54%, August 18, 1997                                                      49,630,666
     50,000,000  GTE Funding, Inc. for an effective yield of 5.57%,
                   July 16, 1997                                                                  49,883,958
     30,000,000  Metlife Funding Corp. for an effective yield of 5.54%,
                   August 11, 1997                                                                29,810,716
     15,600,000  National Rural Utilities Cooperative Finance Corp.
                   for an effective yield of 5.57%, July 14, 1997                                 15,568,622
     27,700,000  Preferred Receivables Funding Corp. for an effective
                   yield of 5.65%, August 13, 1997                                                27,513,063
     30,000,000  Sheffield Receivables Corp. for an effective yield of 5.58%,
                   September 9, 1997                                                              29,674,500
     14,804,000  Interest in $293,634,000 joint repurchase agreement dated
                   June 30, 1997 with UBS Securities due July 1, 1997 with
                   respect to various U.S. Treasury obligations -- maturity
                   value of $14,806,426 for an effective yield of 5.90%                           14,806,426
    100,000,000  Interest in $750,000,000 joint repurchase agreement dated
                   June 30, 1997 with Goldman, Sachs & Co. due July 1, 1997
                   with respect to various U.S. Treasury obligations -- maturity
                   value of $100,016,319 for an effective yield of 5.875%                        100,016,319
                                                                                             ---------------
                 Total Short-Term Investments (cost $644,844,043)                            $   644,844,043
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $11,189,721,109) ***                                $14,336,240,469
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $14,332,732,237.

*** The aggregate identified cost on a tax basis is $11,213,708,404, resulting in gross unrealized appreciation and depreciation of $3,428,551,245 and $306,019,180, respectively, or net unrealized appreciation of $3,122,532,065.

  + Non-income-producing security.

[SECTION MARK] Affiliated Companies (Note 5)

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.


The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $11,189,721,109) (Note 1)                                          $14,336,240,469
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivable                                                  5,330,072
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   36,998,098
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           67,447,116
---------------------------------------------------------------------------------------------------
Total assets                                                                         14,446,015,755

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            213,532
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         59,628,778
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               20,772,036
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             16,067,978
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,386,024
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               100,511
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 15,221
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    9,797,467
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,301,971
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       113,283,518
---------------------------------------------------------------------------------------------------
Net assets                                                                          $14,332,732,237

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $11,464,181,173
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                    (29,062)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (277,940,665)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                     3,146,520,791
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $14,332,732,237

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($7,381,623,986 divided by 165,997,512 shares)                                               $44.47
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $44.47)*                                      $47.18
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($6,359,446,948 divided by 147,610,222 shares)**                                             $43.08
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($337,534,961 divided by 7,687,198 shares)                                                   $43.91
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $43.91)*                                      $45.50
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($254,126,342 divided by 5,670,417 shares)                                                   $44.82
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $379,979) (including dividend
income of $776,166 from investments in affiliated issuers) (Note 5)                 $   35,082,287
--------------------------------------------------------------------------------------------------
Interest                                                                                28,817,501
--------------------------------------------------------------------------------------------------
Total investment income                                                                 63,899,788

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        58,689,609
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          26,542,177
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          551,555
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            61,623
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   14,851,376
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   52,780,396
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    2,093,847
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    943,534
--------------------------------------------------------------------------------------------------
Registration fees                                                                        1,355,299
--------------------------------------------------------------------------------------------------
Auditing                                                                                   168,972
--------------------------------------------------------------------------------------------------
Legal                                                                                      179,697
--------------------------------------------------------------------------------------------------
Postage                                                                                  3,724,881
--------------------------------------------------------------------------------------------------
Other                                                                                    2,449,085
--------------------------------------------------------------------------------------------------
Total expenses                                                                         164,392,051
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (3,490,771)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           160,901,280
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (97,001,492)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3 and 5)
(including realized loss of $81,761,967 on
sales of investments in affiliated issuers)                                           (262,314,286)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 16,936
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                           1,674
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           1,063,186,644
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                800,890,968
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $  703,889,476
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                              Year ended June 30
                                                                                    ----------------------------------
                                                                                           1997               1996
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $   (97,001,492)    $  (43,790,952)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                          (262,297,350)        90,705,125
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          1,063,188,318      1,532,698,538
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    703,889,476      1,579,612,711
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
Class A                                                                                 (37,775,305)                --
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                 (35,446,992)                --
----------------------------------------------------------------------------------------------------------------------
Class M                                                                                  (1,848,838)                --
----------------------------------------------------------------------------------------------------------------------
Class Y                                                                                    (976,630)                --
----------------------------------------------------------------------------------------------------------------------
In excess of net realized gains on investments
Class A                                                                                  (7,788,281)                --
----------------------------------------------------------------------------------------------------------------------
Class B                                                                                  (7,308,244)                --
----------------------------------------------------------------------------------------------------------------------
Class M                                                                                    (381,182)                --
----------------------------------------------------------------------------------------------------------------------
Class Y                                                                                    (201,355)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     4,383,952,454      5,361,199,461
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          4,996,115,103      6,940,812,172

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     9,336,617,134      2,395,804,962
----------------------------------------------------------------------------------------------------------------------
End of year (including accumulated net investment loss
of $29,062 and $25,244, respectively)                                               $14,332,732,237     $9,336,617,134
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                    Year ended June 30
-----------------------------------------------------------------------------------------------------------------------------
                                              1997             1996             1995             1994             1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                         $42.99           $29.58           $21.88           $20.83           $14.50
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (.20)(c)         (.21)(c)         (.12)            (.06)            (.12)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                           2.00            13.62             8.02             1.56             6.77
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                         1.80            13.41             7.90             1.50             6.65
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                (.26)              --             (.15)            (.45)            (.32)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                (.06)              --             (.04)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Return of capital                               --               --             (.01)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.32)              --             (.20)            (.45)            (.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                               $44.47           $42.99           $29.58           $21.88           $20.83
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                     4.26            45.34            36.36             7.00            46.12
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $7,381,624       $4,752,611       $1,341,877         $648,787         $318,426
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                     1.06             1.11             1.13             1.23             1.31
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                     (.48)            (.54)            (.55)            (.82)            (.98)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       66.74            36.61            56.99            52.76            93.59
-----------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                               $.0490
-----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        For the period
Per-share                                                                                                March 1,1993+
operating performance                                            Year ended June 30                         to June 30
-----------------------------------------------------------------------------------------------------------------------------
                                              1997             1996             1995             1994             1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                         $41.96           $29.09           $21.68           $20.80           $17.76
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (.49)(c)         (.48)(c)         (.23)            (.11)            (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                           1.93            13.35             7.84             1.44             3.09
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                         1.44            12.87             7.61             1.33             3.04
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                (.26)              --             (.15)            (.45)              --
-----------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                (.06)              --             (.04)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Return of capital                               --               --             (.01)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.32)              --             (.20)            (.45)              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                               $43.08           $41.96           $29.09           $21.68           $20.80
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                     3.50            44.24            35.34             6.18            17.12*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $6,359,447       $4,254,962       $1,013,379         $333,738          $15,698
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                     1.81             1.87             1.87             2.04              .67*
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                    (1.23)           (1.30)           (1.30)           (1.55)            (.57)*
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       66.74            36.61            56.99            52.76            93.59
-----------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                               $.0490
-----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        For the period
Per-share                                                                                                 Dec. 1,1994+
operating performance                                                             Year ended June 30        to June 30
-----------------------------------------------------------------------------------------------------------------------------
                                                                                1997             1996             1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                           $42.66           $29.51           $24.72
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                             (.40)(c)         (.40)(c)         (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                             1.97            13.55             5.04
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                           1.57            13.15             4.99
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                  (.26)              --             (.15)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                                                  (.06)              --             (.04)
-----------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                 --               --             (.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             (.32)              --             (.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                 $43.91           $42.66           $29.51
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                       3.75            44.56            20.40*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                              $337,535         $210,404          $16,011
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                       1.56             1.64              .94*
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                       (.98)           (1.06)            (.53)*
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         66.74            36.61            56.99
-----------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                                 $.0490
-----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------------------------------------------------------------------

                                                                                                     For the period
Per-share                                                                                             July 19,1994+
operating performance                                                         Year ended June 30         to June 30
--------------------------------------------------------------------------------------------------------------------------
                                                                             1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                        $43.21           $29.66           $22.59
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.09)(c)         (.11)(c)         (.04)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                          2.02            13.66             7.31
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                        1.93            13.55             7.27
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                               (.26)              --             (.15)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                                               (.06)              --             (.04)
--------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --               --             (.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.32)              --             (.20)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                              $44.82           $43.21           $29.66
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                    4.54            45.68            32.42*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                           $254,126         $118,640          $24,538
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                     .81              .86              .83*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                    (.23)            (.29)            (.26)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      66.74            36.61            56.99
--------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                              $.0490
--------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.




Notes to financial statements
June 30, 1997

Note 1
Significant accounting policies

Putnam New Opportunities Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgment of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. possess above-average, long-term growth potential. Effective June 24, 1997 the fund is closed to new investors. The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At June 30, 1997, the fund had a capital loss carryover of approximately $97,881,000 available to offset future net capital gain, if any, which will expire on June 30, 2005.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized gains on foreign currency and net operating losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 1997, the fund reclassified $96,997,674 to decrease accumulated net investment loss and $97,033,421 to decrease paid-in-capital, with a decrease to distributions in excess of gains on investments of $35,747. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% of any amount thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 1997, fund expenses were reduced by $3,490,771 under expense offset arrangements with PFTC and broker service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustee fee of $13,210 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended June 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,364,742 and $438,607 from the sale of class A and class M shares, respectively and $10,457,694 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $237,484 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended June 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $11,846,233,129 and $7,442,399,971, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                          June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     142,393,856   $5,850,578,384
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,061,020       42,820,121
------------------------------------------------------------
                                143,454,876    5,893,398,505

Shares
repurchased                     (88,012,373)  (3,602,785,988)
------------------------------------------------------------
Net increase                     55,442,503   $2,290,612,517
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     108,115,547   $4,157,515,940
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                108,115,547    4,157,515,940

Shares
repurchased                     (42,919,318)  (1,604,367,366)
------------------------------------------------------------
Net increase                     65,196,229   $2,553,148,574
------------------------------------------------------------

                                            Year ended
                                          June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      75,798,177   $3,034,787,180
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       943,158       37,028,368
------------------------------------------------------------
                                 76,741,335    3,071,815,548

Shares
repurchased                     (30,531,849)  (1,209,675,509)
------------------------------------------------------------
Net increase                     46,209,486   $1,862,140,039
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      79,329,108   $3,030,302,256
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 79,329,108    3,030,302,256

Shares
repurchased                     (12,759,527)    (468,230,792)
------------------------------------------------------------
Net increase                     66,569,581   $2,562,071,464
------------------------------------------------------------

                                            Year ended
                                          June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,520,573     $225,053,765
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        50,716        2,026,092
------------------------------------------------------------
                                  5,571,289      227,079,857

Shares
repurchased                      (2,816,758)    (114,396,085)
------------------------------------------------------------
Net increase                      2,754,531     $112,683,772
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,924,723     $193,394,190
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  4,924,723      193,394,190

Shares
repurchased                        (534,648)     (20,478,335)
------------------------------------------------------------
Net increase                      4,390,075     $172,915,855
------------------------------------------------------------

                                            Year ended
                                          June 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,581,487     $186,531,899
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,007        1,177,985
------------------------------------------------------------
                                  4,610,494      187,709,884

Shares
repurchased                      (1,686,036)     (69,193,758)
------------------------------------------------------------
Net increase                      2,924,458     $118,516,126
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,245,795      $85,569,219
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  2,245,795       85,569,219

Shares
repurchased                        (327,162)     (12,505,651)
------------------------------------------------------------
Net increase                      1,918,633      $73,063,568
------------------------------------------------------------

Note 5
Transactions with Affiliated Companies



Transactions during the period with companies in which the fund owns at least
5% of the voting securities were as follows:

                                       Purchases            Sales       Dividend            Market
Name of affiliate                           cost             cost         Income             Value
--------------------------------------------------------------------------------------------------
ABR Information
Services                            $ 19,346,341     $ 11,574,650       $    --       $ 35,525,000
Aames FInancial Corp.                 56,474,293       56,474,293       150,163                 --
Affiliated Computer Services
Class A                               22,779,138               --           --          47,600,000
Airgas Inc.                           43,346,609               --           --          69,640,938
Alternative Resource Corp.             2,379,063       23,669,473           --                  --
American Medical Response              7,763,245       40,759,546           --                  --
Apple South, Inc.                      4,113,000       38,822,312       17,200                  --
Applebees Intl. Inc.                  26,011,639        1,327,325           --          48,238,275
Barnett, Inc.                            552,709               --           --          24,500,000
Bed, Bath & Beyond, Inc.              14,780,824               --           --         116,943,750
CBT Group PLC ADR (Ireland)                   --               --           --          68,326,500
CMG Information Services, Inc.                --       14,702,039           --                  --
CRA Managed Care, Inc.                30,884,281               --           --          33,569,609
Cambridge Technology
Partners, Inc.                                --        3,237,525           --          56,000,000
Carematrix Corp.                      14,154,408               --      105,000          22,036,063
Centennial Cellular Corp.                     --       18,586,280           --                  --
Chancellor Broadcasting Corp.
Class A                                2,292,298               --           --          36,000,000
Clearnet Communications, Inc.
Class A                                3,635,812               --           --          16,975,000
Compudent Corp.                               --       26,218,154           --                  --
Computer Horizons Corp.                5,698,498               --           --          77,062,500
Corestaff, Inc.                        8,690,505               --           --          45,225,000
Credence Systems Corp.                10,811,855        1,675,991           --          32,775,575
Diana Corp.                            1,321,077       27,540,180           --                  --
Doubletree Corp.                      23,260,776               --           --          82,226,450
Emcare Holdings, Inc.                  9,016,636        1,821,018           --          29,666,250
Emeritus Corp.                         2,798,775       13,570,171           --                  --
Emmis Broadcasting, Corp.
Class A                                9,376,937               --           --          47,551,250
Extended Stay America, Inc.           44,512,430        1,089,084           --          78,213,965
Genesis Health Ventures, Inc.         18,594,959               --           --          74,081,250
Gilead Sciences, Inc.                  2,536,641               --           --          47,653,125
Glenayre Technologies, Inc.           14,314,661       82,252,848           --                  --
HCC Insurance Holdings, Inc            7,898,388               --      156,500          48,037,500
Health Management
Associates, Inc.                      30,397,364               --           --         157,377,000
Health Care & Retirement Corp.         8,942,373               --           --          80,100,000
Heartland Wireless
Communications Inc.                    4,878,951       26,320,450           --                  --
I-Stat Corp.                           5,105,660       20,352,589           --                  --
Inso Corp.                            15,398,609               --           --          28,610,663
Intermedia Communications,             2,345,756               --           --          32,375,000
Interim Services, Inc.                41,502,524               --           --          43,832,500
Jones Medical Industries, Inc.        52,555,194               --       70,425          74,337,500
Labor Ready, Inc.                     12,951,114               --           --           6,999,919
Landry's Seafood Restaurant            6,423,772               --           --          37,950,000
Learning Company, Inc. (The)           2,560,864       56,406,943           --                  --
Learning Tree International           27,380,085        6,899,565           --          41,712,500
Legato Systems, Inc.                          --       14,200,294           --           1,304,250
Mecklermedia Corp.                            --       11,480,928           --                  --
Mentor Corp. Minn                     12,875,897       44,664,167       64,290                  --
OccuSystems, Inc.                     18,205,687               --           --          40,600,000
Olympic Financial Ltd.                30,379,230       65,154,889           --                  --
P-Com, Inc.                            6,755,435       20,036,517           --                  --
Pairgain Technologies, Inc.           11,210,881       11,794,482           --          32,643,000
Panamsat Corp.                        60,633,258               --           --          61,190,000
Papa Johns Intl., Inc.                15,884,829        3,615,896           --          66,032,400
Pediatrix Medical Group, Inc.         23,326,541               --           --          47,580,863
Phymatrix, Inc.                          900,335       25,576,486           --                  --
Physicians Resource
Group, Inc.                           20,420,050       42,946,457           --                  --
Physician Sales & Services,           46,689,276               --           --          41,800,000
Prime Hospitality Corp.               28,525,852               --           --          42,462,500
Project Software &
Development, Inc.                     10,593,018       17,801,042           --           1,065,750
Rainforest Cafe, Inc.                 15,808,084       26,850,508           --           4,877,076
Renaissance Hotel Group N.V                   --       31,118,509           --                  --
Renal Treatment Centers., Inc.         3,466,990               --           --          37,893,750
Rio Casino & Hotel, Inc.                      --       14,671,092           --                  --
Security Dynamics
Technologies, Inc                     10,361,242               --           --          65,342,500
SFX Broadcasting, Inc.
Class A                                6,171,564               --           --          25,312,500
Softkey International, Inc.           10,949,384       53,846,079           --                  --
Spine-Tech, Inc.                      17,946,939       17,946,939           --                  --
Stewart Enterprises, Inc.
Class A                               47,429,398               --      212,588         143,568,600
Studio Plus Hotels, Inc.                      --        7,548,432           --                  --
Sunrise Assisted Living, Inc.          7,649,410               --           --          38,500,000
Synopsys, Inc.                        35,191,407               --           --          80,838,975
Tel-Save Holdings, Inc.                7,949,476               --           --          65,575,000
Unison Software, Inc.                         --       10,142,458           --                  --
Vantive Corp.                                 --               --           --         39,550,000
Vivra, Inc.                            6,433,895       65,186,528           --                 --
Wolverine World Wide, Inc.            18,712,366               --           --         88,846,875
Young Broadcasting Corp.
Class A                                8,133,908        4,971,687           --         22,028,500
-------------------------------------------------------------------------------------------------
Totals                            $1,100,392,416     $907,827,556     $776,166     $2,588,151,621
-------------------------------------------------------------------------------------------------




Federal tax information
(Unaudited)

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.


Results of February 6, 1997 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on February 6, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                  Votes for   Votes withheld
Jameson Adkins Baxter           142,133,188        2,610,107
Hans H. Estin                   142,139,867        2,603,428
John A. Hill                    142,215,448        2,527,847
R.J. Jackson                    142,189,540        2,553,755
Elizabeth T. Kennan             142,029,530        2,713,765
Lawrence J. Lasser              142,219,573        2,523,722
Robert E. Patterson             142,215,931        2,527,364
Donald S. Perkins               142,117,295        2,626,000
William F. Pounds               142,176,020        2,567,275
George Putnam                   142,127,767        2,615,528
George Putnam, III              142,073,200        2,670,095
Eli Shapiro                     141,879,043        2,864,252
A.J.C. Smith                    142,161,800        2,581,495
W. Nicholas Thorndike           142,023,760        2,716,535

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 139,349,601 votes for, and 1,367,253 votes against, with 4,026,441 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification was approved as follows: 118,126,330 votes for, and 10,911,872 votes against, with 15,705,093 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows:
117,417,057 votes for, and 10,919,634 votes against, with 16,406,604 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans was approved as follows: 114,460,811 votes for, and 13,946,681 votes against, with 16,335,803 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities was approved as follows: 115,948,890 votes for, and 12,708,266 votes against, with 16,086,139 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in senior securities was approved as follows: 119,633,562 votes for, and 8,606,401 votes against, with 16,503,332 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 115,706,000 votes for, and 12,717,833 votes against, with 16,319,462 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 112,463,479 votes for, and 15,681,165 votes against, with 16,598,651 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 111,866,372 votes for, and 16,292,243 votes against, with 16,584,680 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to pledging assets was approved as follows: 111,716,457 votes for, and 16,238,602 votes against, with 16,788,236 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows:
114,223,893 votes for, and 13,828,760 votes against, with 16,690,642 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas and mineral interests was approved as follows: 115,849,452 votes for, and 12,680,764 votes against, with 16,213,079 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 116,343,767 votes for, and 11,965,918 votes against, with 16,433,610 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



WELCOME TO

                       www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Daniel L. Miller
Vice President and Fund Manager

Carol C. McMullen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

----------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
----------------

AN013 - 35090 - 852/358/983/526   8/97

PUTNAM INVESTMENTS                                          [SCALE LOGO]
------------------------------------------------------------------------
Putnam New Opportunities Fund
Supplement to Annual Report dated 6/30/97

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                             NAV
One year ended 6/30/97                   4.54%
5 years cum                            225.54%
  annual average                        26.63%
Life of class (since 7/19/94)          471.42%
Annual average                          29.07%
------------------------------------------------------------------------
Share value:                              NAV
6/30/96                                $43.21
6/30/97                                 44.82
------------------------------------------------------------------------
Distributions:     No.        Income       Capital gains       Total
                    1        $0.0000          $0.3190        $0.3190
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full annual report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.